Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of Non-Derivaties Financial Instruments Classified as Hedge Accounting (Detail) - Significant interest rate benchmarks subject to interest rate benchmark reform [member]
S/ in Thousands
12 Months Ended
Dec. 31, 2022 PEN (S/)
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asset Notional Amount	S/ 663,385
Nonderivative Liability Notional Amount	1,144,200
Loans 1-month LIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asset Notional Amount	0
Loans 3-month LIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asset Notional Amount	S/ 465,494
Nonderivative Financial Instruments Average Term	3 years 9 months 18 days
Loans 6-month LIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Asset Notional Amount	S/ 197,891
Nonderivative Financial Instruments Average Term	11 years 9 months 18 days
Issuances 3-month LIBOR [Member]
Disclosure Of Detailed Information About Non derivatives Subject To Reform Of Reference Interest Rate [Line Items]
Nonderivative Liability Notional Amount	S/ 1,144,200
Nonderivative Financial Instruments Average Term	5 years